EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

Supplement to Prospectus dated March 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund since it commenced operations in November 2014 and the Portfolio since it commenced operations in November 2013.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund since it commenced operations in November 2014 and the Portfolio since it commenced operations in November 2013.

Marshall L. Stocker, Vice President of Eaton Vance and BMR, has managed the Fund since it commenced operations November 2014 and the Portfolio since it commenced operations in November 2013.

2.    The following replaces the third paragraph under “The Portfolio.” in “Management and Organization”:

The portfolio managers of the Fund and Portfolio are John R. Baur, Michael A. Cirami and Marshall L. Stocker. Messrs. Baur, Cirami and Stocker have managed the Fund since it commenced operations in November 2014 and have managed the Portfolio since it commenced operations in November 2013. Messrs. Baur, Cirami and Stocker co-manage other Eaton Vance funds and portfolios and are Vice Presidents of Eaton Vance and BMR. Messrs. Baur, Cirami and Stocker have been employees of Eaton Vance for more than five years.

April 1, 2021	38191 4.1.21

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

Supplement to Statement of Additional Information dated March 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John R. Baur(1)
Registered Investment Companies	11	$18,564.0	0	$0
Other Pooled Investment Vehicles	7	$1,208.4	0	$0
Other Accounts	0	$0	0	$0
Michael A. Cirami(1)
Registered Investment Companies	12	$18,621.2	0	$0
Other Pooled Investment Vehicles	7	$1,208.4	0	$0
Other Accounts	0	$0	0	$0
Marshall L. Stocker(1)
Registered Investment Companies	3	$336.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicle in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended October 31, 2020 and in the Eaton Vance family of funds as of December 31, 2020. Interests in the Portfolio cannot be purchased by a portfolio manager.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
John R. Baur	None	Over $1,000,000
Michael A. Cirami	None	Over $1,000,000
Marshall L. Stocker	None	$500,001 - $1,000,000

April 1, 2021

EATON VANCE EMERGING MARKETS DEBT FUND

Supplement to Prospectus dated June 1, 2020

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

John R. Baur, Vice President of Eaton Vance, has managed the Fund since its inception in May 2018.

Michael A. Cirami, Vice President of Eaton Vance, has managed the Fund since its inception in May 2018.

2.	The following replaces the fifth paragraph under “Management” in “Management and Organization”:

The portfolio managers of the Fund are John R. Baur and Michael A. Cirami (each since inception). Messrs. Baur and Cirami co-manage other Eaton Vance funds and are Vice Presidents of Eaton Vance. Messrs. Baur and Cirami have been employees of Eaton Vance for more than five years.

April 1, 2021	38192 4.1.21

EATON VANCE EMERGING MARKETS DEBT FUND

Supplement to Statement of Additional Information dated June 1, 2020

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John R. Baur(1)
Registered Investment Companies	12	$20,397.3	0	$0
Other Pooled Investment Vehicles	4	$526.6	0	$0
Other Accounts	0	$0	0	$0
Michael A. Cirami(1)
Registered Investment Companies	13	$20,470.1	0	$0
Other Pooled Investment Vehicles	4	$526.6	1	$1.4
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and pooled investment vehicles that invest or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the most recent fiscal period ended January 31, 2020 and in the Eaton Vance family of funds as of December 31, 2019.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
John R. Baur	None	Over $1,000,000
Michael A. Cirami	None	Over $1,000,000

April 1, 2021

EATON VANCE GLOBAL BOND FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Global Bond Fund”:

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

Kyle Lee, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since October 2019.

2.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Global Macro Absolute Return Fund”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

3.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Global Macro Absolute Return Advantage Fund”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since their inception in August 2010.

Michael A. Cirami, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since their inception in August 2010.

4.	The following replaces the fourth paragraph under “Global Bond Fund and International Income Portfolio.” in “Management and Organization”:

For the fiscal year ended October 31, 2020, the effective annualized rate of investment advisory fee paid to BMR by International Income Portfolio was 0.500% of its average daily net assets. The portfolio managers of the Fund and International Income Portfolio are Michael A. Cirami (since January 2008) and Kyle Lee (since October 2019). Mr. Cirami co-manages other Eaton Vance funds and portfolios. Messrs. Cirami and Lee are Vice Presidents of EVM and BMR and have been employees of Eaton Vance for more than five years.

5.	The following replaces the third paragraph under “Global Macro Absolute Return Fund and Global Macro Portfolio.” in “Management and Organization”:

For the fiscal year ended October 31, 2020, the effective annual rate of investment advisory fees paid to BMR by Global Macro Portfolio was 0.56% of its average daily net assets. The portfolio managers of the Fund and Global Macro Portfolio are John R. Baur and Michael A. Cirami (both since January 28, 2008). Additional Information about Messrs. Baur and Cirami appears above.

6.	The following replaces the third paragraph under “Global Macro Absolute Return Advantage Fund and Portfolio.” in “Management and Organization”:

For the fiscal year ended October 31, 2020, the effective annual rate of investment advisory fees paid to BMR by Global Macro Absolute Return Advantage Portfolio was 0.94% of its average daily net assets. The portfolio managers of the Fund and the Portfolio are John R. Baur and Michael A. Cirami (since inception). Additional information about Messrs. Baur and Cirami appears above.

7.	The following replaces the second paragraph under “Short Duration Strategic Income Fund.” in “Management and Organization”:

For the fiscal year ended October 31, 2020, the effective annual rate of the Fund’s investment advisory fees, including its allocable portion of investment advisory fees of the funds in which it invested, was 0.63% of the Fund’s average daily net assets.  The Fund is managed by Justin Bourgette (since November 1, 2019), Brian Shaw (since November 1, 2019), Eric A. Stein (since December 1, 2009) and Andrew Szczurowski (since November 1, 2013). Messrs. Bourgette, Shaw, Stein and Szczurowski manage other Eaton Vance funds and portfolios and are Vice Presidents of Eaton Vance and BMR. Messrs. Bourgette, Shaw, Stein and Szczurowski have been employees of Eaton Vance for more than five years.

April 1, 2021	38194 4.1.21

EATON VANCE GLOBAL BOND FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2021

The following replaces the second table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Global Bond Fund
Michael A. Cirami	$10,001 - $50,000	Over $1,000,000
Kyle Lee	$10,001-$50,000	Over $1,000,000
Emerging Markets Local Income Fund
John R. Baur	$1 - $10,000	Over $1,000,000
Michael A. Cirami	$100,001 - $500,000	Over $1,000,000
Global Macro Absolute Return Fund
John R. Baur	$50,001 - $100,000	Over $1,000,000
Michael A. Cirami	$100,001 - $500,000	Over $1,000,000
Global Macro Absolute Return Advantage Fund
John R. Baur	$1 - $10,000	Over $1,000,000
Michael A. Cirami	$100,001 - $500,000	Over $1,000,000
Short Duration Strategic Income Fund
Justin Bourgette	$50,001 - $100,000	$500,001 - $1,000,000
Brian Shaw	$50,001 - $100,000	$100,001 - $500,000
Eric A. Stein	$100,001 - $500,000	$500,001 - $1,000,000
Andrew Szczurowski	$100,001 - $500,000	$500,001 - $1,000,000

April 1, 2021